Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	09/15/15
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	0.41760%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$72,481,200.23	0.3124190	$39,548,151.55	0.1704662	$32,933,048.68
Class A-2-A Notes	$186,000,000.00	1.0000000	$186,000,000.00	1.0000000	$-
Class A-2-B Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$1,009,551,200.23	0.8635507	$976,618,151.55	0.8353804	$32,933,048.68

Weighted Avg. Coupon (WAC)	3.19%		3.18%
Weighted Avg. Remaining Maturity (WARM)	55.14		54.22
Pool Receivables Balance	$1,080,316,473.26		$1,047,538,706.22
Remaining Number of Receivables	59,168		58,333

Adjusted Pool Balance	$1,048,758,785.17		$1,017,096,007.73

III. COLLECTIONS

Principal:
Principal Collections	$31,381,728.67
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$373,847.50
Total Principal Collections	$31,755,576.17

Interest:
Interest Collections	$2,841,510.87
Late Fees & Other Charges	$43,799.85
Interest on Repurchase Principal
Total Interest Collections	$2,885,310.72

Collection Account Interest	$1,818.54
Reserve Account Interest	$178.95
Servicer Advances	$-

Total Collections	$34,642,884.38

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	09/15/15
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$34,642,884.38
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,642,884.38

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$900,263.73	$-	$900,263.73	$900,263.73
Collection Account Interest					$1,818.54
Late Fees & Other Charges					$43,799.85
Total due to Servicer					$945,882.12

2. Class A Noteholders Interest:
Class A-1 Notes		$19,267.92		$19,267.92
Class A-2-A Notes		$106,950.00		$106,950.00
Class A-2-B Notes		$77,372.00		$77,372.00
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$658,864.58		$658,864.58	$658,864.58

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	$68,942.50

7. Third Priority Principal Distribution:		$-		$-	$-

Available Funds Remaining:					$32,933,048.68

8. Regular Principal Distribution Amount:					$32,933,048.68

	Distributable Amount	Paid Amount
Class A-1 Notes		$32,933,048.68
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$33,223,437.97	$32,933,048.68
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$33,223,437.97	$32,933,048.68

9. Required Deposit to Reserve Account			0.00

10. Trustee Expenses			0.00

11. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$31,557,688.09
Beginning Period Amount	$31,557,688.09
Current Period Amortization	$1,114,989.60
Ending Period Required Amount	$30,442,698.49
Ending Period Amount	$30,442,698.49
Next Distribution Date Required Amount	$29,347,240.37

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$39,207,584.94	$40,477,856.18	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.27%	3.38%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.74%	3.98%	4.01%

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	09/15/15
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.10%	57,809	98.93%	$1,036,287,249.82
30 - 60 Days	0.66%	387	0.80%	$8,356,834.91
61 - 90 Days	0.19%	112	0.23%	$2,371,272.33
91 + Days	0.04%	25	0.05%	$523,349.16
		58,333		$1,047,538,706.22
Total
Delinquent Receivables 61 + days past due	0.23%	137	0.28%	$2,894,621.49
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	116	0.22%	$2,339,605.40
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.18%	111	0.22%	$2,429,425.08
Three-Month Average Delinquency Ratio	0.20%		0.24%

Repossession in Current Period		49		$1,014,912.20
Repossession Inventory		101		$839,774.56

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,396,038.37
Recoveries				$(373,847.50)
Net Charge-offs for Current Period				$1,022,190.87

Beginning Pool Balance for Current Period				$1,080,316,473.26

Net Loss Ratio				1.14%
Net Loss Ratio for 1st Preceding Collection Period				1.19%
Net Loss Ratio for 2nd Preceding Collection Period				0.67%
Three-Month Average Net Loss Ratio for Current Period				1.00%

Cumulative Net Losses for All Periods				$3,052,390.26
Cumulative Net Losses as a % of Initial Pool Balance				0.25%

Principal Balance of Extensions				$4,404,886.14
Number of Extensions				174

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